Midland National Life
Insurance Company
Separate Account A
Financial Statements
December 31, 2023 and 2022

Midland National Life Insurance Company
Separate Account A
Index

Page(s)
Report of Independent Registered Public Accounting Firm    1-4
Financial Statements
Statements of Net Assets    5–6
Statements of Operations    7–8
Statements of Changes in Net Assets    9–12
Notes to Financial Statements    13–30

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland
National Life Insurance Company Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland
National Life Insurance Company Separate Account A indicated in the table below as of December 31,
2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account A as
of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products Fund I - Government Money Market Portfolio (1)	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (1)
Fidelity Variable Insurance Products Fund I - High Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)
Fidelity Variable Insurance Products Fund I - Equity-Income Portfolio (1)	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Growth Portfolio (1)	Alger Fund - Large Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Overseas Portfolio (1)	Alger Fund - Mid Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Mid Cap Portfolio (1)	Alger Fund - Capital Appreciation Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom Income Portfolio (1)	Alger Fund - Small Cap Growth Portfolio (1)
Fidelity Variable Insurance Products Fund I - Freedom 2010 Portfolio (1)	Invesco Variable Insurance Funds - Diversified Dividend Fund (1)

Fidelity Variable Insurance Products Fund I - Freedom 2015 Portfolio (1)	Invesco Variable Insurance Funds - Health Care Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2020 Portfolio (1)	Invesco Variable Insurance Funds - International Equity Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2025 Portfolio (1)	VanEck Worldwide Insurance Trust - Global Resources Fund (1)
Fidelity Variable Insurance Products Fund I - Freedom 2030 Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products Fund II - Investment Grade Bond Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products Fund II - Index 500 Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products Fund II - Contrafund Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products Fund II - Asset Manager: Growth Portfolio (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
Fidelity Variable Insurance Products Fund III - Balanced Portfolio (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
Fidelity Variable Insurance Products Fund III - Growth & Income Portfolio (1)	Profunds VP - Japan (1)
Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio (1)	Profounds VP – Energy (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	Profunds VP - Small-Cap Value (1)

American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Profunds VP - Ultra Mid-Cap (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Vanguard Variable Insurance Funds - Balanced (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	Vanguard Variable Insurance Funds - Total Bond Market Index (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	Vanguard Variable Insurance Funds - High Yield Bond (1)
MFS Variable Insurance Trust - Growth Series (1)	Vanguard Variable Insurance Funds - International (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Vanguard Variable Insurance Funds - Mid-Cap Index (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Vanguard Variable Insurance Funds - Real Estate Index (1)
MFS Variable Insurance Trust - Research Series (1)	Vanguard Variable Insurance Funds - Small Company Growth (1)
MFS Variable Insurance Trust - Total Return Series (1)	Vanguard Variable Insurance Funds - Short Term Investment Grade (1)
MFS Variable Insurance Trust - Utilities Series (1)	Vanguard Variable Insurance Funds - Total Stock Market Index (1)

(1) Statements of operations for the year ended December 31, 2023, and statements of changes in net assets for the years ended December 31, 2023 and 2022.

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company
management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland
National Life Insurance Company Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Des Moines, IA
April 17, 2024

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account A since 1987.

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	9,333,314	$9,333,314	$9,333,314
High Income Portfolio	1,099,065	5,662,855	5,055,699
Equity-Income Portfolio	962,623	22,294,530	23,921,178
Growth Portfolio	792,152	60,120,404	73,749,376
Overseas Portfolio	454,844	11,251,492	11,744,062
Mid Cap Portfolio	709,041	24,624,564	25,837,441
Freedom Income Portfolio	4,787	52,720	52,517
Freedom 2010 Portfolio	1,294	17,013	14,658
Freedom 2015 Portfolio	31,904	411,072	366,581
Freedom 2020 Portfolio	33,533	454,068	419,168
Freedom 2025 Portfolio	19,177	284,211	290,922
Freedom 2030 Portfolio	55,901	896,708	858,640
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	253,306	3,948,789	3,961,706
Investment Grade Bond Portfolio	787,571	10,376,285	8,797,166
Index 500 Portfolio	192,635	47,416,470	88,957,051
Contrafund Portfolio	1,607,124	61,095,066	78,154,461
Asset Manager: Growth Portfolio	146,571	2,771,604	3,138,089
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	333,502	6,574,494	7,443,765
Growth & Income Portfolio	479,181	10,253,522	12,957,056
Growth Opportunities Portfolio	395,830	19,534,419	23,654,801
American Century Variable
Portfolios, Inc.
Balanced Fund	341,903	2,550,986	2,615,555
Capital Appreciation Fund	679,777	9,748,132	9,666,430
International Fund	1,142,025	12,516,711	12,082,621
Value Fund	2,307,512	27,159,815	28,128,569
Disciplined Core Value Fund	369,163	3,211,927	2,831,481
MFS Variable Insurance Trust
Growth Series	428,247	24,919,603	25,819,002
Investors Trust Series	53,563	1,648,068	1,927,727
New Discovery Series	728,123	12,613,459	9,421,908
Research Series	190,142	5,940,886	6,078,831
Total Return Series	21,076	512,815	490,220
Utilities Series	147,852	4,990,418	4,768,236
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	338,821	11,991,922	12,217,871
Mid-Cap Stock Portfolio	536,229	13,017,612	13,829,335
Dividend Growth Portfolio	248,205	4,155,308	4,023,398
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Alger Fund
Large Cap Growth Portfolio	269,952	19,218,020	16,850,393
Mid Cap Growth Portfolio	510,841	12,070,605	8,607,664
Capital Appreciation Portfolio	269,754	21,543,600	21,100,141
Small Cap Growth Portfolio	435,685	9,895,181	7,201,873
Invesco Variable Insurance Funds
Diversified Dividend Fund	68,912	1,905,656	1,670,422
Health Care Fund	73,529	2,048,062	1,905,143
International Equity Fund	185,983	6,777,349	6,340,156
VanEck Worldwide Insurance Trust
Global Resources Fund	369,450	8,421,475	9,823,663
PIMCO Variable Insurance Trust
Total Return Portfolio	2,279,668	24,259,693	20,927,351
Low Duration Portfolio	143,975	1,475,021	1,382,156
High Yield Portfolio	286,574	2,205,941	2,057,599
Real Return Portfolio	286,378	3,555,527	3,313,390
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	434,257	5,249,890	5,332,678
Large Cap Value Fund	587,712	5,227,311	4,954,412
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	150,418	2,602,667	2,370,582
Profunds VP
Japan	8,734	521,325	569,568
Energy	75,768	3,085,683	3,196,672
Small-Cap Value	30,622	1,298,912	1,315,504
Ultra Mid-Cap	73,495	2,694,092	2,576,012
Vanguard Variable Insurance Funds
Balanced	141,940	3,243,632	3,305,780
Total Bond Market Index	89,413	1,055,920	950,460
High Yield Bond	103,190	785,761	760,509
International	739,834	19,868,314	18,177,725
Mid-Cap Index	496,036	11,165,072	11,870,143
Real Estate Index	277,462	3,471,298	3,307,346
Small Company Growth	512,897	9,950,492	9,032,118
Short Term Investment Grade	51,377	541,832	529,694
Total Stock Market Index	111,601	4,850,906	5,518,679
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2023

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$521,084	$—	$521,084	$20,041	$501,043	$—	$—	$—	$501,043
High Income Portfolio	276,634	—	276,634	18,471	258,163	(88,217)	299,349	211,132	469,295
Equity-Income Portfolio	440,045	660,527	1,100,572	122,453	978,119	292,804	955,014	1,247,818	2,225,937
Growth Portfolio	85,529	3,074,495	3,160,024	354,169	2,805,855	1,805,830	15,169,070	16,974,900	19,780,755
Overseas Portfolio	142,055	35,928	177,983	34,043	143,940	363,475	1,546,218	1,909,693	2,053,633
Mid Cap Portfolio	146,341	670,096	816,437	50,121	766,316	71,534	2,581,020	2,652,554	3,418,870
Freedom Income Portfolio	2,901	—	2,901	87	2,814	(1,477)	3,339	1,862	4,676
Freedom 2010 Portfolio	525	759	1,284	13	1,271	(10)	(119)	(129)	1,142
Freedom 2015 Portfolio	13,121	7,163	20,284	321	19,963	(8,853)	26,258	17,405	37,368
Freedom 2020 Portfolio	12,858	2,736	15,594	466	15,128	(1,231)	32,493	31,262	46,390
Freedom 2025 Portfolio	9,273	—	9,273	984	8,289	(8,999)	38,647	29,648	37,937
Freedom 2030 Portfolio	21,589	—	21,589	2,092	19,497	(40,547)	142,306	101,759	121,256
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	89,449	41,653	131,102	26,347	104,755	(36,923)	372,872	335,949	440,704
Investment Grade Bond Portfolio	222,251	—	222,251	19,682	202,569	(174,721)	473,296	298,575	501,144
Index 500 Portfolio	1,204,673	756,059	1,960,732	262,967	1,697,765	4,197,977	12,957,495	17,155,472	18,853,237
Contrafund Portfolio	347,544	2,508,935	2,856,479	252,794	2,603,685	2,913,058	14,525,723	17,438,781	20,042,466
Asset Manager: Growth Portfolio	53,888	—	53,888	16,704	37,184	58,048	341,238	399,286	436,470
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	119,312	244,157	363,469	16,804	346,665	147,103	826,170	973,273	1,319,938
Growth & Income Portfolio	203,372	458,488	661,860	40,182	621,678	385,713	1,036,788	1,422,501	2,044,179
Growth Opportunities Portfolio	—	—	—	81,529	(81,529)	384,637	7,176,390	7,561,027	7,479,498
American Century Variable
Portfolios, Inc.
Balanced Fund	47,190	—	47,190	5,796	41,394	(12,153)	336,920	324,767	366,161
Capital Appreciation Fund	—	13,193	13,193	21,736	(8,543)	(151,675)	1,856,075	1,704,400	1,695,857
International Fund	167,749	—	167,749	29,680	138,069	(36,556)	1,210,177	1,173,621	1,311,690
Value Fund	641,918	2,108,289	2,750,207	49,457	2,700,750	340,393	(702,822)	(362,429)	2,338,321
Disciplined Core Value Fund	40,981	—	40,981	9,879	31,102	(24,751)	209,401	184,650	215,752
MFS Variable Insurance Trust
Growth Series	—	1,838,127	1,838,127	65,145	1,772,982	548,828	4,710,316	5,259,144	7,032,126
Investors Trust Series	13,001	100,054	113,055	6,005	107,050	28,860	175,460	204,320	311,370
New Discovery Series	—	—	—	23,348	(23,348)	(442,622)	1,653,492	1,210,870	1,187,522
Research Series	28,436	300,528	328,964	17,049	311,915	(12,471)	813,968	801,497	1,113,412
Total Return Series	9,749	20,304	30,053	873	29,180	(6,237)	23,037	16,800	45,980
Utilities Series	170,834	264,340	435,174	7,103	428,071	93,298	(646,635)	(553,337)	(125,266)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Operations
Year Ended December 31, 2023

				Administrative			Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	(e)=(c-d)	Investments (f)	Investments (g)	(h)=(f+g)	(i)=(e+h)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	109,841	238,520	348,361	29,679	318,682	4,312	1,098,817	1,103,129	1,421,811
Mid-Cap Stock Portfolio	61,084	375,956	437,040	27,868	409,172	61,032	1,380,675	1,441,707	1,850,879
Dividend Growth Portfolio	10,167	70,851	81,018	2,336	78,682	(9,742)	109,396	99,654	178,336
Alger Fund
Large Cap Growth Portfolio	—	—	—	26,318	(26,318)	(233,272)	4,437,697	4,204,425	4,178,107
Mid Cap Growth Portfolio	—	—	—	17,011	(17,011)	(761,630)	2,449,782	1,688,152	1,671,141
Capital Appreciation Portfolio	—	—	—	32,824	(32,824)	(1,164,987)	7,996,234	6,831,247	6,798,423
Small Cap Growth Portfolio	—	—	—	13,595	(13,595)	(252,269)	1,299,287	1,047,018	1,033,423
Invesco Variable Insurance Funds
Diversified Dividend Fund	33,369	137,424	170,793	2,943	167,850	(84,839)	57,865	(26,974)	140,876
Health Care Fund	—	—	—	2,669	(2,669)	(25,217)	78,907	53,690	51,021
International Equity Fund	11,899	4,455	16,354	6,598	9,756	(86,235)	1,092,783	1,006,548	1,016,304
VanEck Worldwide Insurance Trust
Global Resources Fund	276,618	—	276,618	11,315	265,303	312,821	(925,974)	(613,153)	(347,850)
PIMCO Variable Insurance Trust
Total Return Portfolio	725,746	—	725,746	26,942	698,804	(493,214)	969,557	476,343	1,175,147
Low Duration Portfolio	48,491	—	48,491	3,487	45,004	(3,423)	20,674	17,251	62,255
High Yield Portfolio	110,950	—	110,950	2,798	108,152	(23,694)	140,791	117,097	225,249
Real Return Portfolio	99,655	—	99,655	6,835	92,820	(86,918)	97,999	11,081	103,901
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	49,928	—	49,928	6,872	43,056	(47,516)	869,305	821,789	864,845
Large Cap Value Fund	82,617	417,134	499,751	4,861	494,890	(70,293)	150,142	79,849	574,739
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	23,797	120,096	143,893	3,023	140,870	(140,803)	234,199	93,396	234,266
Profunds VP
Japan	—	—	—	515	(515)	4,045	64,567	68,612	68,097
Energy	75,434	—	75,434	3,545	71,889	192,247	(356,203)	(163,956)	(92,067)
Small-Cap Value	231	57,265	57,496	1,136	56,360	(46,192)	135,161	88,969	145,329
Ultra Mid-Cap	—	—	—	4,866	(4,866)	(170,645)	648,235	477,590	472,724
Vanguard Variable Insurance Funds
Balanced	65,415	126,770	192,185	6,321	185,864	(17,828)	249,710	231,882	417,746
Total Bond Market Index	21,969	—	21,969	1,632	20,337	(20,549)	49,244	28,695	49,032
High Yield Bond	35,526	—	35,526	535	34,991	(9,610)	54,191	44,581	79,572
International	280,378	604,579	884,957	20,600	864,357	(221,792)	1,767,370	1,545,578	2,409,935
Mid-Cap Index	159,567	200,243	359,810	10,704	349,106	(19,444)	1,323,867	1,304,423	1,653,529
Real Estate Index	74,072	139,741	213,813	4,407	209,406	(49,507)	180,725	131,218	340,624
Small Company Growth	35,013	—	35,013	10,119	24,894	(227,759)	1,719,810	1,492,051	1,516,945
Short Term Investment Grade	10,835	—	10,835	724	10,111	(4,194)	23,998	19,804	29,915
Total Stock Market Index	57,499	280,234	337,733	9,853	327,880	73,388	729,813	803,201	1,131,081
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$12,858,238	$501,043	$633,832	$158,949	$(802,661)	$(1,079,415)	$(31,334)	$(50,386)	$(2,854,952)	$(4,025,967)	$(3,524,924)	$9,333,314
High Income Portfolio	4,817,040	469,295	273,746	48,807	(344,035)	(121,770)	(37,592)	(15,215)	(34,577)	(230,636)	238,659	5,055,699
Equity-Income Portfolio	23,309,133	2,225,937	820,915	173,242	(1,165,990)	(958,785)	(165,971)	(93,737)	(223,566)	(1,613,892)	612,045	23,921,178
Growth Portfolio	57,200,413	19,780,755	1,489,799	315,311	(2,297,062)	(1,675,423)	(330,591)	(170,164)	(563,662)	(3,231,792)	16,548,963	73,749,376
Overseas Portfolio	9,659,674	2,053,633	505,185	108,350	(586,435)	(334,739)	(81,187)	(52,240)	471,821	30,755	2,084,388	11,744,062
Mid Cap Portfolio	24,067,114	3,418,870	805,023	115,253	(1,220,759)	(531,423)	(147,187)	(198,038)	(471,412)	(1,648,543)	1,770,327	25,837,441
Freedom Income Portfolio	102,572	4,676	14,423	25,000	(3,984)	—	—	(31,500)	(58,670)	(54,731)	(50,055)	52,517
Freedom 2010 Portfolio	10,457	1,142	3,094	—	(35)	—	—	—	—	3,059	4,201	14,658
Freedom 2015 Portfolio	361,441	37,368	5,593	1,420	(34,291)	—	—	—	(4,950)	(32,228)	5,140	366,581
Freedom 2020 Portfolio	381,316	46,390	5,024	426	(8,443)	—	—	—	(5,545)	(8,538)	37,852	419,168
Freedom 2025 Portfolio	287,785	37,937	11,658	2,755	(26,665)	(50,558)	—	—	28,010	(34,800)	3,137	290,922
Freedom 2030 Portfolio	901,599	121,256	33,551	7,366	(48,610)	(128,266)	—	—	(28,256)	(164,215)	(42,959)	858,640
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	3,740,131	440,704	218,428	30,216	(304,337)	(111,144)	(7,281)	(20,924)	(24,087)	(219,129)	221,575	3,961,706
Investment Grade Bond Portfolio	8,689,179	501,144	488,371	76,019	(629,164)	(280,651)	(43,001)	(17,098)	12,367	(393,157)	107,987	8,797,166
Index 500 Portfolio	75,447,163	18,853,237	2,548,453	565,929	(3,085,591)	(2,766,010)	(391,911)	(388,337)	(1,825,882)	(5,343,349)	13,509,888	88,957,051
Contrafund Portfolio	62,154,926	20,042,466	1,836,569	418,407	(2,744,247)	(1,650,088)	(290,590)	(448,533)	(1,164,449)	(4,042,931)	15,999,535	78,154,461
Asset Manager: Growth Portfolio	2,875,257	436,470	148,298	40,212	(242,593)	(90,414)	(14,055)	(7,197)	(7,889)	(173,638)	262,832	3,138,089
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	6,334,121	1,319,938	313,832	140,839	(364,403)	(163,702)	(128,622)	(35,556)	27,318	(210,294)	1,109,644	7,443,765
Growth & Income Portfolio	11,475,789	2,044,179	416,445	116,323	(607,621)	(271,140)	(82,904)	(44,534)	(89,481)	(562,912)	1,481,267	12,957,056
Growth Opportunities Portfolio	16,978,467	7,479,498	460,196	151,390	(623,162)	(593,603)	(52,382)	(80,348)	(65,255)	(803,164)	6,676,334	23,654,801
American Century Variable
Portfolios, Inc.
Balanced Fund	2,311,826	366,161	109,264	60,696	(154,356)	(39,200)	(15,824)	(7,703)	(15,309)	(62,432)	303,729	2,615,555
Capital Appreciation Fund	8,598,132	1,695,857	316,729	64,115	(392,448)	(280,933)	(24,619)	(107,608)	(202,795)	(627,559)	1,068,298	9,666,430
International Fund	11,500,573	1,311,690	623,593	160,256	(710,344)	(381,444)	(56,989)	(77,040)	(287,674)	(729,642)	582,048	12,082,621
Value Fund	27,519,186	2,338,321	1,001,860	215,024	(1,122,366)	(788,571)	(123,066)	(124,963)	(786,856)	(1,728,938)	609,383	28,128,569
Disciplined Core Value Fund	2,668,312	215,752	89,631	60,571	(116,474)	(23,917)	(11,800)	(13,430)	(37,164)	(52,583)	163,169	2,831,481
MFS Variable Insurance Trust
Growth Series	20,426,688	7,032,126	662,952	172,465	(785,718)	(815,663)	(87,773)	(101,079)	(684,996)	(1,639,812)	5,392,314	25,819,002
Investors Trust Series	1,741,017	311,370	61,752	58,759	(90,798)	(87,778)	(19,049)	(9,567)	(37,979)	(124,660)	186,710	1,927,727
New Discovery Series	8,536,497	1,187,522	316,674	62,412	(379,422)	(189,710)	(4,439)	(46,384)	(61,242)	(302,111)	885,411	9,421,908
Research Series	5,171,367	1,113,412	153,817	33,766	(231,131)	(104,627)	(12,699)	(26,398)	(18,676)	(205,948)	907,464	6,078,831
Total Return Series	471,195	45,980	31,250	1,303	(27,589)	(27,104)	—	(13,664)	8,849	(26,955)	19,025	490,220
Utilities Series	5,256,522	(125,266)	223,771	35,686	(220,328)	(113,770)	(86,263)	(44,761)	(157,355)	(363,020)	(488,286)	4,768,236
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	11,704,244	1,421,811	442,595	78,785	(644,020)	(346,105)	(108,906)	(48,383)	(282,150)	(908,184)	513,627	12,217,871
Mid-Cap Stock Portfolio	12,583,361	1,850,879	644,583	102,209	(683,222)	(254,272)	(66,251)	(66,776)	(281,176)	(604,905)	1,245,974	13,829,335
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Dividend Growth Portfolio	1,091,250	178,336	39,875	7,461	(35,207)	(26,458)	—	(3,032)	2,771,173	2,753,812	2,932,148	4,023,398
Alger Fund
Large Cap Growth Portfolio	13,038,441	4,178,107	554,470	113,450	(624,413)	(312,549)	(90,814)	(92,114)	85,815	(366,155)	3,811,952	16,850,393
Mid Cap Growth Portfolio	7,411,372	1,671,141	385,404	66,042	(422,470)	(282,036)	(29,368)	(51,545)	(140,876)	(474,849)	1,196,292	8,607,664
Capital Appreciation Portfolio	15,597,775	6,798,423	664,031	112,678	(725,100)	(339,907)	(36,723)	(73,348)	(897,688)	(1,296,057)	5,502,366	21,100,141
Small Cap Growth Portfolio	6,618,550	1,033,423	166,951	42,725	(392,444)	(125,934)	(16,325)	(40,789)	(84,284)	(450,100)	583,323	7,201,873
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,848,401	140,876	87,776	20,625	(97,260)	(65,029)	(47,735)	(14,250)	(202,982)	(318,855)	(177,979)	1,670,422
Health Care Fund	2,008,499	51,021	137,196	20,007	(115,425)	(51,294)	(6,356)	(9,902)	(128,603)	(154,377)	(103,356)	1,905,143
International Equity Fund	5,842,085	1,016,304	308,290	68,182	(271,354)	(251,169)	(46,075)	(42,369)	(283,738)	(518,233)	498,071	6,340,156
VanEck Worldwide Insurance Trust
Global Resources Fund	10,540,772	(347,850)	880,391	267,499	(787,976)	(266,150)	(17,112)	(76,301)	(369,610)	(369,259)	(717,109)	9,823,663
PIMCO Variable Insurance Trust
Total Return Portfolio	20,990,791	1,175,147	1,150,306	246,456	(1,123,892)	(785,468)	(188,778)	(201,515)	(335,696)	(1,238,587)	(63,440)	20,927,351
Low Duration Portfolio	1,335,215	62,255	13,385	3,183	(25,399)	(4,798)	—	—	(1,685)	(15,314)	46,941	1,382,156
High Yield Portfolio	1,923,399	225,249	74,683	10,449	(100,394)	(46,943)	(5)	(11,112)	(17,727)	(91,049)	134,200	2,057,599
Real Return Portfolio	3,311,453	103,901	110,509	16,863	(186,903)	(50,018)	(268)	(7,413)	15,266	(101,964)	1,937	3,313,390
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	4,627,819	864,845	240,347	41,362	(266,504)	(179,996)	(33,590)	(8,271)	46,666	(159,986)	704,859	5,332,678
Large Cap Value Fund	4,833,989	574,739	247,508	49,389	(259,050)	(230,021)	(65,763)	(39,591)	(156,788)	(454,316)	120,423	4,954,412
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	2,356,155	234,266	100,158	15,934	(120,508)	(74,508)	(901)	(5,962)	(134,052)	(219,839)	14,427	2,370,582
Profunds VP
Japan	141,913	68,097	22,987	432	(16,552)	(1,604)	—	—	354,295	359,558	427,655	569,568
Energy	3,919,011	(92,067)	176,675	37,286	(146,901)	(143,801)	(32,508)	(19,914)	(501,109)	(630,272)	(722,339)	3,196,672
Small-Cap Value	1,264,127	145,329	65,942	11,884	(44,337)	(50,403)	(1,574)	(2,941)	(72,523)	(93,952)	51,377	1,315,504
Ultra Mid-Cap	2,246,173	472,724	111,788	12,405	(80,415)	(63,858)	—	(19,806)	(102,999)	(142,885)	329,839	2,576,012
Vanguard Variable Insurance Funds
Balanced	3,080,618	417,746	104,004	30,493	(157,836)	(71,123)	(143,347)	(11,873)	57,098	(192,584)	225,162	3,305,780
Total Bond Market Index	901,700	49,032	45,116	5,732	(44,821)	(91,800)	—	(3,935)	89,436	(272)	48,760	950,460
High Yield Bond	704,817	79,572	53,193	4,473	(30,688)	(29,152)	—	(9,851)	(11,855)	(23,880)	55,692	760,509
International	16,897,950	2,409,935	691,285	174,385	(587,731)	(487,171)	(64,766)	(183,679)	(672,483)	(1,130,160)	1,279,775	18,177,725
Mid-Cap Index	10,789,707	1,653,529	456,772	126,581	(384,693)	(436,380)	(43,989)	(61,775)	(229,609)	(573,093)	1,080,436	11,870,143
Real Estate Index	2,986,466	340,624	150,387	21,055	(122,599)	(61,960)	(16,021)	(50,240)	59,634	(19,744)	320,880	3,307,346
Small Company Growth	8,004,179	1,516,945	356,402	65,301	(286,047)	(297,258)	(33,866)	(100,191)	(193,347)	(489,006)	1,027,939	9,032,118
Short Term Investment Grade	515,480	29,915	38,229	4,436	(24,953)	(6,805)	—	(1,757)	(24,851)	(15,701)	14,214	529,694
Total Stock Market Index	4,363,412	1,131,081	210,465	38,655	(127,992)	(106,813)	(1,541)	(39,840)	51,252	24,186	1,155,267	5,518,679
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$8,405,754	$153,111	$559,312	$396,144	$(740,038)	$(697,448)	$(40,353)	$(52,913)	$4,874,669	$4,299,373	$4,452,484	$12,858,238
High Income Portfolio	6,071,181	(658,191)	298,602	72,792	(361,738)	(97,986)	(14,211)	(18,030)	(475,379)	(595,950)	(1,254,141)	4,817,040
Equity-Income Portfolio	26,336,178	(1,480,510)	917,653	203,765	(1,194,212)	(512,013)	(249,769)	(57,690)	(654,269)	(1,546,535)	(3,027,045)	23,309,133
Growth Portfolio	80,737,029	(19,739,993)	1,447,660	621,355	(2,292,060)	(1,625,301)	(653,438)	(176,588)	(1,118,251)	(3,796,623)	(23,536,616)	57,200,413
Overseas Portfolio	13,779,578	(3,297,804)	503,306	160,447	(579,660)	(313,531)	(48,118)	(50,680)	(493,864)	(822,100)	(4,119,904)	9,659,674
Mid Cap Portfolio	29,945,021	(4,443,013)	771,756	199,728	(1,094,060)	(492,838)	(265,811)	(83,685)	(469,984)	(1,434,894)	(5,877,907)	24,067,114
Freedom Income Portfolio	141,056	(18,210)	13,709	239,059	(3,726)	—	—	—	(269,316)	(20,274)	(38,484)	102,572
Freedom 2010 Portfolio	39,245	(4,007)	3,076	—	(11)	—	—	—	(27,846)	(24,781)	(28,788)	10,457
Freedom 2015 Portfolio	459,090	(66,477)	7,145	—	(30,756)	—	—	—	(7,561)	(31,172)	(97,649)	361,441
Freedom 2020 Portfolio	455,455	(71,755)	4,994	391	(6,379)	—	—	—	(1,390)	(2,384)	(74,139)	381,316
Freedom 2025 Portfolio	1,263,234	(124,902)	19,106	1,424	(13,022)	—	(1,806)	(3,751)	(852,498)	(850,547)	(975,449)	287,785
Freedom 2030 Portfolio	2,768,106	(287,608)	48,730	3,579	(59,253)	(11,005)	—	(9,671)	(1,551,279)	(1,578,899)	(1,866,507)	901,599
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	4,805,391	(728,258)	212,388	57,994	(314,020)	(81,208)	(105,884)	(6,783)	(99,489)	(337,002)	(1,065,260)	3,740,131
Investment Grade Bond Portfolio	10,813,805	(1,389,723)	479,098	64,341	(723,348)	(195,204)	(77,965)	(31,939)	(249,886)	(734,903)	(2,124,626)	8,689,179
Index 500 Portfolio	97,504,480	(17,780,884)	2,621,791	671,608	(3,156,712)	(1,997,661)	(433,243)	(276,363)	(1,705,853)	(4,276,433)	(22,057,317)	75,447,163
Contrafund Portfolio	89,015,042	(23,345,625)	1,902,014	643,609	(2,496,803)	(1,589,076)	(449,130)	(218,084)	(1,307,021)	(3,514,491)	(26,860,116)	62,154,926
Asset Manager: Growth Portfolio	3,673,486	(633,476)	152,569	43,863	(239,423)	(60,888)	(17,353)	(14,962)	(28,559)	(164,753)	(798,229)	2,875,257
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	7,888,436	(1,431,813)	334,011	174,959	(357,102)	(96,666)	(66,200)	(30,679)	(80,825)	(122,502)	(1,554,315)	6,334,121
Growth & Income Portfolio	12,918,496	(717,832)	430,874	111,617	(598,654)	(119,310)	(64,264)	(91,688)	(393,450)	(724,875)	(1,442,707)	11,475,789
Growth Opportunities Portfolio	29,510,303	(10,964,201)	491,865	281,603	(636,700)	(484,019)	(160,887)	(163,240)	(896,257)	(1,567,635)	(12,531,836)	16,978,467
American Century Variable
Portfolios, Inc.
Balanced Fund	2,927,492	(507,339)	124,509	20,460	(167,222)	(28,393)	(964)	(14,109)	(42,608)	(108,327)	(615,666)	2,311,826
Capital Appreciation Fund	12,723,159	(3,560,070)	355,591	66,521	(394,294)	(241,009)	(277,502)	(87,129)	12,865	(564,957)	(4,125,027)	8,598,132
International Fund	15,030,782	(3,718,376)	634,947	160,488	(718,605)	(247,657)	(36,753)	(59,418)	455,165	188,167	(3,530,209)	11,500,573
Value Fund	31,213,232	(226,736)	1,066,488	383,524	(1,191,221)	(833,184)	(242,838)	(152,194)	(2,497,885)	(3,467,310)	(3,694,046)	27,519,186
Disciplined Core Value Fund	3,142,744	(407,615)	98,177	44,091	(116,354)	(50,098)	(398)	(1,925)	(40,310)	(66,817)	(474,432)	2,668,312
MFS Variable Insurance Trust
Growth Series	31,496,968	(9,826,351)	690,298	201,034	(792,197)	(740,505)	(138,639)	(140,096)	(323,824)	(1,243,929)	(11,070,280)	20,426,688
Investors Trust Series	2,244,893	(371,605)	70,736	25,667	(91,034)	(56,693)	(2,706)	(6,954)	(71,287)	(132,271)	(503,876)	1,741,017
New Discovery Series	12,455,302	(3,706,029)	309,352	109,731	(372,484)	(96,879)	(86,564)	(24,626)	(51,306)	(212,776)	(3,918,805)	8,536,497
Research Series	6,991,105	(1,186,048)	155,221	37,409	(228,941)	(478,477)	(34,736)	(16,018)	(68,148)	(633,690)	(1,819,738)	5,171,367
Total Return Series	734,197	(66,887)	37,182	843	(28,633)	(196,612)	—	(153)	(8,742)	(196,115)	(263,002)	471,195
Utilities Series	5,079,616	29,433	229,649	68,665	(216,926)	(149,234)	(52,111)	(24,478)	291,908	147,473	176,906	5,256,522
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	13,593,783	(1,316,995)	416,602	95,326	(614,512)	(190,821)	(42,623)	(41,880)	(194,636)	(572,544)	(1,889,539)	11,704,244
Mid-Cap Stock Portfolio	15,174,124	(1,723,940)	634,134	113,851	(687,889)	(308,878)	(79,650)	(50,174)	(488,217)	(866,823)	(2,590,763)	12,583,361
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase								Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net			Transfers of			Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Cost of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Insurance (e)	Surrenders (f)	Death Benefits (g)	Terminations (h)	General Account (i)	(j)=(c+d+e+f+g+h+i)	(k)=(b+j)	(l)=(a+k)
Dividend Growth Portfolio	3,326,462	(272,487)	43,559	5,256	(37,394)	(11,599)	—	—	(1,962,547)	(1,962,725)	(2,235,212)	1,091,250
Alger Fund
Large Cap Growth Portfolio	21,038,305	(8,130,845)	546,875	123,360	(602,336)	(221,837)	(100,831)	(76,956)	462,706	130,981	(7,999,864)	13,038,441
Mid Cap Growth Portfolio	13,052,006	(4,521,373)	386,573	111,859	(425,091)	(638,519)	(55,473)	(68,287)	(430,323)	(1,119,261)	(5,640,634)	7,411,372
Capital Appreciation Portfolio	25,903,632	(9,275,531)	674,772	198,631	(690,760)	(818,467)	(139,286)	(97,651)	(157,565)	(1,030,326)	(10,305,857)	15,597,775
Small Cap Growth Portfolio	11,029,957	(4,174,663)	165,618	34,964	(307,193)	(68,602)	(14,252)	(38,393)	(8,886)	(236,744)	(4,411,407)	6,618,550
Invesco Variable Insurance Funds
Diversified Dividend Fund	1,808,409	(278,889)	151,976	47,221	(130,056)	(40,886)	(2,543)	(7,810)	300,979	318,881	39,992	1,848,401
Health Care Fund	2,399,571	(323,845)	110,527	16,238	(105,385)	(43,762)	(11,155)	(12,770)	(20,920)	(67,227)	(391,072)	2,008,499
International Equity Fund	7,215,931	(1,318,597)	341,280	96,114	(275,844)	(190,075)	(72,034)	(68,702)	114,012	(55,249)	(1,373,846)	5,842,085
VanEck Worldwide Insurance Trust
Global Resources Fund	10,635,402	762,414	925,966	132,000	(797,763)	(330,159)	(41,407)	(37,390)	(708,291)	(857,044)	(94,630)	10,540,772
PIMCO Variable Insurance Trust
Total Return Portfolio	24,886,779	(3,578,280)	1,269,550	254,406	(1,185,296)	(590,651)	(151,006)	(120,255)	205,544	(317,708)	(3,895,988)	20,990,791
Low Duration Portfolio	1,546,433	(89,666)	14,764	1,927	(124,091)	—	—	—	(14,152)	(121,552)	(211,218)	1,335,215
High Yield Portfolio	2,555,114	(231,502)	85,164	12,860	(107,929)	(24,971)	(69)	(6,080)	(359,188)	(400,213)	(631,715)	1,923,399
Real Return Portfolio	4,051,736	(470,935)	110,092	10,177	(287,435)	(11,968)	(2,141)	(5,368)	(82,705)	(269,348)	(740,283)	3,311,453
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	6,006,725	(1,109,892)	224,441	41,879	(248,664)	(86,127)	(17,176)	(34,345)	(149,022)	(269,014)	(1,378,906)	4,627,819
Large Cap Value Fund	5,836,214	(381,912)	280,859	51,671	(260,944)	(118,176)	(24,983)	(36,894)	(511,846)	(620,313)	(1,002,225)	4,833,989
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	3,010,405	(347,436)	108,701	11,640	(140,337)	(60,918)	(26,503)	(6,527)	(192,870)	(306,814)	(654,250)	2,356,155
Profunds VP
Japan	139,218	(14,290)	21,698	467	(10,749)	—	—	(1,775)	7,344	16,985	2,695	141,913
Energy	1,835,074	1,082,332	196,417	40,096	(135,788)	(151,029)	(2,469)	(11,877)	1,066,255	1,001,605	2,083,937	3,919,011
Small-Cap Value	1,531,056	(180,481)	69,563	13,372	(48,734)	(42,909)	—	(21,374)	(56,366)	(86,448)	(266,929)	1,264,127
Ultra Mid-Cap	3,611,173	(1,045,401)	122,543	29,786	(93,344)	(105,301)	—	(19,646)	(253,637)	(319,599)	(1,365,000)	2,246,173
Vanguard Variable Insurance Funds
Balanced	3,284,992	(462,933)	90,374	15,944	(149,602)	(5,680)	(1,819)	(6,373)	315,715	258,559	(204,374)	3,080,618
Total Bond Market Index	1,147,809	(148,413)	44,740	7,516	(42,963)	(24,617)	(5,731)	(20,626)	(56,015)	(97,696)	(246,109)	901,700
High Yield Bond	821,462	(77,905)	57,782	5,775	(32,912)	(4,548)	(13,055)	(23,759)	(28,023)	(38,740)	(116,645)	704,817
International	21,669,824	(6,590,107)	732,787	189,892	(619,359)	(617,190)	(13,519)	(91,835)	2,237,457	1,818,233	(4,771,874)	16,897,950
Mid-Cap Index	14,048,130	(2,613,992)	496,654	127,756	(403,432)	(349,742)	(21,057)	(78,960)	(415,650)	(644,431)	(3,258,423)	10,789,707
Real Estate Index	4,473,457	(1,125,093)	162,508	9,734	(132,632)	(154,196)	(20,650)	(13,954)	(212,708)	(361,898)	(1,486,991)	2,986,466
Small Company Growth	10,869,677	(2,737,812)	393,353	59,111	(289,106)	(509,722)	(1,791)	(41,041)	261,510	(127,686)	(2,865,498)	8,004,179
Short Term Investment Grade	528,997	(30,284)	41,711	494	(25,011)	(1,507)	—	(11,155)	12,235	16,767	(13,517)	515,480
Total Stock Market Index	5,792,152	(1,133,115)	224,658	38,566	(132,921)	(78,722)	(1,760)	(31,289)	(314,157)	(295,625)	(1,428,740)	4,363,412

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account A (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The Separate Account consists of fifteen insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I (“VIPF”), Fidelity Variable Insurance Products Fund II (“VIPF II”), Fidelity Variable Insurance Products Fund III (“VIPF III”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Invesco Variable Insurance Funds (“INV”), VanEck Worldwide Insurance Trust (“VanEck”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), ProFunds VP (“PF”) and Vanguard Variable Insurance Funds (“Vanguard“), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All portfolios have been in existence for more than two years.
Effective May 1, 2019 the Company no longer issued new sales in the Separate Account.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 1, 2020 the LAC Calibrated Dividend Growth Portfolio was renamed the LAC Dividend Growth Portfolio.
Effective May 1, 2020 the Vanguard Small Company Growth Portfolio was closed to new investors.
Effective September 25, 2020 the ACVP Income & Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective May 1, 2021 the VanEck Global Hard Assets Fund was renamed the VanEck Global Resources Fund.
Effective April 29, 2022 the INV International Growth Fund was renamed the INV International Equity Fund.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

Effective March 17, 2023 the PF Oil & Gas Fund was be renamed the PF Energy Fund.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2023, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$687,556,668	$—	$—	$687,556,668
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2023.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Subsequent Events
The Separate Account has evaluated subsequent events through April 17, 2024, which is the date the financial statements were available to be issued. There are no additional transactions that require disclosure in the financial statements.

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
•A cost of insurance rate is applied based on a number of factors including sex, attained age, face amount of insurance, and rating class of the Insured person at the time of the charge.
•A sales and premium tax charge is deducted from each premium payment made prior to deposit into the separate account.
The rates of each applicable charge depending on the product are summarized below:

Product	M&E Charge	Expense Charge
Advanced Variable Universal Life*	0.90%	$7 per month
Advisor Variable Universal Life*	1.40%	$10 per month
Foundation Variable Universal Life*^	0.90%	$7 per month
Premier Variable Universal Life 1.1*	0.90%	$7 per month
Premier Variable Universal Life 3 *#	0.80%	$10 per month
Survivorship Variable Universal Life*	0.50%	$10 per month
Variable Executive Universal Life 2*	0.90%	$6 per month
Variable Executive Universal Life*	0.90%	$5 per month
Variable Universal Life*	0.90%	$5 per month
Variable Universal Life 2*	0.90%	$5 per month
Variable Universal Life 3*	0.90%	$7 per month
Variable Universal Life 4*	0.90%	$7 per month
Variable Universal Life -- Cash Value*	0.60%	$12 per month
Variable Universal Life -- Cash Value 2 *&	0.60%	$12 per month
Variable Universal Life -- Death Benefit*	0.90%	$8 per month

*New contracts are no longer being issued for this product
^M&E charge drops to 0.10% upon reaching the 10th anniversary
#M&E charge drops to 0.00% upon reaching the 10th anniversary
&M&E charge drops to 0.05% upon reaching the 10th anniversary

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2023 and 2022, were as follows:

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	$7,961,033	$11,485,957	$17,294,601	$12,842,117
High Income Portfolio	454,797	427,269	748,753	1,106,082
Equity-Income Portfolio	1,710,700	2,346,474	3,155,367	3,572,241
Growth Portfolio	4,133,417	4,559,354	7,190,216	6,144,358
Overseas Portfolio	3,998,921	3,824,226	660,744	1,313,105
Mid Cap Portfolio	1,153,009	2,035,236	2,474,053	2,186,237
Freedom Income Portfolio	49,251	101,168	259,646	272,782
Freedom 2010 Portfolio	4,368	38	5,747	27,937
Freedom 2015 Portfolio	27,979	40,244	55,437	38,513
Freedom 2020 Portfolio	21,944	15,353	53,287	7,677
Freedom 2025 Portfolio	254,203	280,715	94,792	863,334
Freedom 2030 Portfolio	203,489	348,207	250,803	1,645,197
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	211,864	326,238	505,099	509,527
Investment Grade Bond Portfolio	600,758	791,346	1,019,350	1,061,370
Index 500 Portfolio	3,407,175	7,052,759	3,243,846	5,949,783
Contrafund Portfolio	7,612,119	9,051,365	6,068,924	6,141,126
Asset Manager: Growth Portfolio	135,947	272,402	317,503	242,146
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	1,013,448	877,077	944,754	592,166
Growth & Income Portfolio	1,076,335	1,017,570	1,205,587	1,542,622
Growth Opportunities Portfolio	1,054,907	1,939,600	5,719,295	3,298,605
American Century Variable
Portfolios, Inc.
Balanced Fund	194,113	215,151	523,776	218,566
Capital Appreciation Fund	280,373	916,475	1,868,124	1,111,423
International Fund	2,674,532	3,266,105	2,877,793	755,125
Value Fund	3,306,597	2,334,784	9,579,513	10,081,495
Disciplined Core Value Fund	149,976	171,456	855,058	194,074
MFS Variable Insurance Trust
Growth Series	3,523,248	3,390,077	3,474,539	2,122,715
Investors Trust Series	204,510	222,119	325,671	208,705
New Discovery Series	578,106	903,566	3,351,693	780,832
Research Series	542,728	436,762	915,266	834,004
Total Return Series	84,347	82,122	84,585	231,676
Utilities Series	746,762	681,711	1,097,819	633,894
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	622,927	1,212,428	1,542,977	1,030,147
Mid-Cap Stock Portfolio	788,458	984,190	1,332,693	1,312,943
Dividend Growth Portfolio	2,931,850	99,356	562,876	2,319,640

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Alger Fund
Large Cap Growth Portfolio	1,027,736	1,420,209	1,661,698	830,782
Mid Cap Growth Portfolio	929,389	1,421,249	1,048,789	1,921,056
Capital Appreciation Portfolio	4,985,932	6,314,813	2,718,930	2,375,696
Small Cap Growth Portfolio	142,569	606,264	1,441,426	474,698
Invesco Variable Insurance Funds
Diversified Dividend Fund	263,244	414,249	4,487,400	3,908,176
Health Care Fund	187,176	344,223	385,619	179,064
International Equity Fund	326,913	835,390	1,229,747	518,912
VanEck Worldwide Insurance Trust
Global Resources Fund	1,294,192	1,398,149	2,379,391	3,065,579
PIMCO Variable Insurance Trust
Total Return Portfolio	1,763,639	2,303,423	2,010,010	1,778,828
Low Duration Portfolio	61,179	31,489	36,175	137,964
High Yield Portfolio	174,396	157,293	553,103	853,595
Real Return Portfolio	823,037	832,182	452,058	478,987
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	447,055	563,984	1,355,011	1,563,731
Large Cap Value Fund	765,132	724,558	741,647	823,203
Neuberger Berman Advisors
Management Trust
AMT Mid Cap Intrinsic Value Portfolio	406,881	485,851	1,771,451	1,698,529
Profunds VP
Japan	393,082	34,040	35,822	11,440
Energy	272,312	830,695	3,979,659	2,942,510
Small-Cap Value	228,778	266,370	980,715	777,732
Ultra Mid-Cap	237,053	384,803	1,774,728	1,023,755
Vanguard Variable Insurance Funds
Balanced	386,649	393,370	845,689	270,307
Total Bond Market Index	157,295	137,230	77,703	148,500
High Yield Bond	83,783	72,673	81,708	83,364
International	1,914,437	2,180,240	6,456,882	1,209,273
Mid-Cap Index	789,514	1,013,501	1,740,756	1,016,499
Real Estate Index	502,741	313,079	391,303	539,820
Small Company Growth	270,419	734,531	3,013,120	737,602
Short Term Investment Grade	54,614	60,204	95,469	67,760
Total Stock Market Index	967,556	615,489	834,587	722,396

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio	745,743	1,107,943	(362,200)	1,778,181	1,373,792	404,389
High Income Portfolio	22,731	30,761	(8,030)	48,150	76,701	(28,551)
Equity-Income Portfolio	37,025	73,630	(36,605)	98,569	139,846	(41,277)
Growth Portfolio	55,871	104,413	(48,542)	120,922	182,773	(61,851)
Overseas Portfolio	215,594	201,845	13,749	80,355	119,901	(39,546)
Mid Cap Portfolio	34,791	85,812	(51,021)	105,156	149,846	(44,690)
Freedom Income Portfolio	2,999	6,571	(3,572)	16,442	17,858	(1,416)
Freedom 2010 Portfolio	157	2	155	148	1,565	(1,417)
Freedom 2015 Portfolio	491	2,020	(1,529)	358	1,865	(1,507)
Freedom 2020 Portfolio	329	724	(395)	5,848	5,950	(102)
Freedom 2025 Portfolio	11,894	13,895	(2,001)	1,359	35,858	(34,499)
Freedom 2030 Portfolio	7,993	15,325	(7,332)	4,263	64,608	(60,345)
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio	7,938	14,666	(6,728)	10,921	21,867	(10,946)
Investment Grade Bond Portfolio	53,473	77,795	(24,322)	98,432	141,750	(43,318)
Index 500 Portfolio	120,542	235,893	(115,351)	214,901	316,898	(101,997)
Contrafund Portfolio	166,983	250,161	(83,178)	170,066	253,584	(83,518)
Asset Manager: Growth Portfolio	8,673	14,720	(6,047)	9,772	16,718	(6,946)
Fidelity Variable Insurance Products
Fund III
Balanced Portfolio	27,433	32,926	(5,493)	28,858	32,199	(3,341)
Growth & Income Portfolio	22,196	36,637	(14,441)	40,544	59,923	(19,379)
Growth Opportunities Portfolio	30,031	47,311	(17,280)	62,969	90,543	(27,574)
American Century Variable
Portfolios, Inc.
Balanced Fund	8,745	10,692	(1,947)	7,871	11,975	(4,104)
Capital Appreciation Fund	15,246	32,006	(16,760)	35,884	53,079	(17,195)
International Fund	170,285	213,073	(42,788)	135,381	119,979	15,402
Value Fund	59,504	107,376	(47,872)	326,604	440,490	(113,886)
Disciplined Core Value Fund	5,772	7,533	(1,761)	7,775	9,599	(1,824)
MFS Variable Insurance Trust
Growth Series	54,406	92,227	(37,821)	75,098	101,836	(26,738)
Investors Trust Series	3,664	7,159	(3,495)	3,174	6,903	(3,729)
New Discovery Series	24,849	32,658	(7,809)	54,861	58,890	(4,029)
Research Series	10,715	15,508	(4,793)	10,877	27,298	(16,421)
Total Return Series	2,772	4,122	(1,350)	1,906	10,013	(8,107)
Utilities Series	20,220	33,537	(13,317)	51,133	45,172	5,961

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	23,489	55,986	(32,497)	60,546	82,098	(21,552)
Mid-Cap Stock Portfolio	33,191	53,868	(20,677)	64,511	97,716	(33,205)
Dividend Growth Portfolio	75,316	4,051	71,265	13,824	67,547	(53,723)
Alger Fund
Large Cap Growth Portfolio	58,368	68,623	(10,255)	109,587	106,005	3,582
Mid Cap Growth Portfolio	43,453	60,687	(17,234)	59,410	99,882	(40,472)
Capital Appreciation Portfolio	130,810	153,629	(22,819)	72,545	96,367	(23,822)
Small Cap Growth Portfolio	12,038	29,324	(17,286)	24,464	32,945	(8,481)
Invesco Variable Insurance Funds
Diversified Dividend Fund	8,601	23,033	(14,432)	195,893	193,665	2,228
Health Care Fund	8,194	12,376	(4,182)	18,364	20,404	(2,040)
International Equity Fund	52,147	80,380	(28,233)	114,134	116,894	(2,760)
VanEck Worldwide Insurance Trust
Global Resources Fund	205,012	234,196	(29,184)	395,555	494,098	(98,543)
PIMCO Variable Insurance Trust
Total Return Portfolio	211,152	297,503	(86,351)	341,776	361,891	(20,115)
Low Duration Portfolio	1,437	2,756	(1,319)	5,493	15,015	(9,522)
High Yield Portfolio	5,486	10,042	(4,556)	38,958	59,078	(20,120)
Real Return Portfolio	57,702	65,169	(7,467)	28,541	46,341	(17,800)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	18,685	24,111	(5,426)	70,541	77,991	(7,450)
Large Cap Value Fund	34,868	53,009	(18,141)	65,561	90,155	(24,594)
Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio	13,185	21,799	(8,614)	62,504	76,977	(14,473)
Profunds VP
Japan	25,553	3,595	21,958	3,315	2,138	1,177
Energy	28,217	72,005	(43,788)	431,748	349,449	82,299
Small-Cap Value	8,260	12,433	(4,173)	43,088	45,926	(2,838)
Ultra Mid-Cap	8,713	12,904	(4,191)	31,790	38,013	(6,223)
Vanguard Variable Insurance Funds
Balanced	8,730	15,512	(6,782)	23,581	13,376	10,205
Total Bond Market Index	11,972	12,011	(39)	13,476	20,809	(7,333)
High Yield Bond	3,372	4,556	(1,184)	8,788	10,776	(1,988)
International	99,267	147,842	(48,575)	273,232	189,734	83,498
Mid-Cap Index	35,139	50,932	(15,793)	81,201	99,266	(18,065)
Real Estate Index	17,381	18,242	(861)	31,290	44,558	(13,268)
Small Company Growth	16,248	28,978	(12,730)	64,512	67,112	(2,600)
Short Term Investment Grade	4,064	5,425	(1,361)	28,090	26,643	1,447
Total Stock Market Index	18,959	18,714	245	21,462	29,032	(7,570)

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

5.Financial Highlights
The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Fund I
Government Money Market Portfolio
2023	808,434	$10.15 to 19.79	$9,333,314	4.70%	0.00% to 1.40%	3.44% to 4.89%
2022	1,170,634	9.82 to 19.07	$12,858,238	1.64%	0.00% to 1.40%	0.03% to 1.44%
2021	766,245	9.81 to 19.01	$8,405,754	0.01%	0.00% to 1.40%	-1.38% to 0.01%
2020	989,030	9.95 to 19.22	$10,843,233	0.26%	0.00% to 1.40%	-1.07% to 0.32%
2019	1,090,257	10.06 to 19.37	$11,857,536	1.40%	0.00% to 1.40%	0.60% to 2.02%

High Income Portfolio
2023	219,270	18.62 to 55.23	$5,055,699	5.60%	0.00% to 1.40%	8.95% to 10.48%
2022	227,300	16.87 to 50.54	$4,817,040	4.76%	0.00% to 1.40%	-12.60% to -11.37%
2021	255,851	19.06 to 57.66	$6,071,181	5.22%	0.00% to 1.40%	2.96% to 4.41%
2020	239,080	18.27 to 55.83	$5,566,849	4.75%	0.00% to 1.40%	1.32% to 2.75%
2019	248,469	17.80 to 54.94	$5,681,160	5.28%	0.00% to 1.40%	13.51% to 15.11%

Equity-Income Portfolio
2023	519,609	28.47 to 163.36	$23,921,178	1.86%	0.00% to 1.40%	9.11% to 10.65%
2022	556,214	25.79 to 149.27	$23,309,133	1.84%	0.00% to 1.40%	-6.28% to -4.96%
2021	597,491	27.21 to 158.79	$26,336,178	1.93%	0.00% to 1.40%	23.16% to 24.89%
2020	645,495	21.84 to 128.54	$22,787,309	1.72%	0.00% to 1.40%	5.21% to 6.69%
2019	653,543	20.52 to 121.81	$21,991,802	2.04%	0.00% to 1.40%	25.67% to 27.44%

Growth Portfolio
2023	1,131,613	46.95 to 307.30	$73,749,376	0.13%	0.00% to 1.40%	34.35% to 36.24%
2022	1,180,155	34.63 to 228.05	$57,200,413	0.58%	0.00% to 1.40%	-25.51% to -24.46%
2021	1,242,006	46.07 to 305.21	$80,737,029	0.00%	0.00% to 1.40%	21.50% to 23.21%
2020	1,327,244	37.58 to 250.44	$70,483,362	0.07%	0.00% to 1.40%	41.89% to 43.89%
2019	1,448,720	26.25 to 175.97	$53,624,871	0.26%	0.00% to 1.40%	32.45% to 34.31%

Overseas Portfolio
2023	515,616	16.10 to 60.62	$11,744,062	1.33%	0.00% to 1.40%	18.84% to 20.51%
2022	501,867	13.39 to 50.86	$9,659,674	0.93%	0.00% to 1.40%	-25.53% to -24.48%
2021	541,413	17.78 to 68.10	$13,779,578	0.47%	0.00% to 1.40%	18.04% to 19.70%
2020	676,600	14.89 to 57.52	$14,340,929	0.39%	0.00% to 1.40%	14.01% to 15.61%
2019	587,061	12.91 to 50.30	$10,937,790	1.77%	0.00% to 1.40%	25.99% to 27.77%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Portfolio
2023	718,317	32.19 to 69.44	$25,837,441	0.59%	0.00% to 1.40%	13.48% to 15.08%
2022	769,338	28.04 to 60.64	$24,067,114	0.46%	0.00% to 1.40%	-15.93% to -14.74%
2021	814,028	32.97 to 71.49	$29,945,021	0.62%	0.00% to 1.40%	23.86% to 25.60%
2020	861,811	26.32 to 57.20	$25,328,580	0.56%	0.00% to 1.40%	16.55% to 18.19%
2019	944,947	22.32 to 48.64	$23,465,443	0.87%	0.00% to 1.40%	21.73% to 23.45%

Freedom Income Portfolio
2023	3,162	14.83 to 17.61	$52,517	3.74%	0.00% to 1.40%	6.74% to 7.91%
2022	6,734	13.89 to 16.32	$102,572	2.26%	0.00% to 1.40%	-13.01% to -12.05%
2021	8,150	15.97 to 18.56	$141,056	0.97%	0.00% to 1.40%	2.22% to 3.35%
2020	7,951	15.62 to 17.95	$133,352	1.26%	0.00% to 1.40%	9.27% to 10.47%
2019	6,548	14.30 to 16.25	$99,502	1.16%	0.00% to 1.40%	10.72% to 11.94%

Freedom 2010 Portfolio
2023	706	20.76 to 20.76	$14,658	4.18%	0.00% to 1.40%	9.37% to 9.37%
2022	551	15.72 to 18.98	$10,457	1.88%	0.00% to 1.40%	-14.47% to -13.61%
2021	1,968	18.43 to 21.97	$39,245	0.33%	0.00% to 1.40%	4.73% to 5.79%
2020	9,620	18.31 to 20.77	$199,159	1.35%	0.00% to 1.40%	11.26% to 12.38%
2019	8,743	16.45 to 18.48	$161,432	3.99%	0.00% to 1.40%	14.82% to 15.98%

Freedom 2015 Portfolio
2023	16,426	20.65 to 22.33	$366,581	3.60%	0.00% to 1.40%	10.40% to 10.95%
2022	17,955	18.71 to 20.13	$361,441	2.06%	0.00% to 1.40%	-15.02% to -14.68%
2021	19,462	22.02 to 23.60	$459,090	1.24%	0.00% to 1.40%	7.16% to 7.59%
2020	15,668	20.54 to 21.93	$343,588	1.98%	0.00% to 1.40%	13.28% to 13.73%
2019	3,530	18.14 to 19.29	$67,936	2.17%	0.00% to 1.40%	17.67% to 18.14%

Freedom 2020 Portfolio
2023	17,929	19.51 to 24.00	$419,168	3.21%	0.00% to 1.40%	11.17% to 12.40%
2022	18,324	17.54 to 21.38	$381,316	2.00%	0.00% to 1.40%	-16.61% to -15.69%
2021	18,426	21.04 to 25.38	$455,455	1.08%	0.00% to 1.40%	8.27% to 9.47%
2020	20,660	19.43 to 23.21	$457,078	1.13%	0.00% to 1.40%	13.80% to 15.06%
2019	26,618	17.08 to 20.19	$507,248	1.99%	0.00% to 1.40%	18.81% to 20.13%

Freedom 2025 Portfolio
2023	11,557	21.13 to 26.23	$290,922	3.20%	0.00% to 1.40%	12.38% to 13.62%
2022	13,558	18.02 to 23.11	$287,785	1.59%	0.00% to 1.40%	-17.34% to -16.43%
2021	48,057	21.87 to 27.68	$1,263,234	1.50%	0.00% to 1.40%	9.62% to 10.83%
2020	20,698	20.75 to 25.00	$487,299	1.16%	0.00% to 1.40%	14.68% to 15.95%
2019	21,866	18.09 to 21.58	$445,052	2.37%	0.00% to 1.40%	20.52% to 21.86%

Freedom 2030 Portfolio
2023	33,237	21.87 to 28.25	$858,640	2.45%	0.00% to 1.40%	13.45% to 14.70%
2022	40,569	18.48 to 24.65	$901,599	1.50%	0.00% to 1.40%	-17.78% to -16.87%
2021	100,914	22.54 to 29.69	$2,768,106	1.44%	0.00% to 1.40%	11.14% to 12.37%
2020	54,901	21.09 to 26.45	$1,327,051	1.12%	0.00% to 1.40%	15.61% to 16.89%
2019	61,864	18.25 to 22.65	$1,280,298	2.10%	0.00% to 1.40%	23.07% to 24.43%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Fidelity Variable Insurance Products
Fund II
Asset Manager Portfolio
2023	112,809	21.96 to 71.70	$3,961,706	2.32%	0.00% to 1.40%	11.38% to 12.94%
2022	119,537	19.49 to 64.18	$3,740,131	1.93%	0.00% to 1.40%	-16.12% to -14.94%
2021	130,483	22.91 to 76.29	$4,805,391	1.60%	0.00% to 1.40%	8.39% to 9.92%
2020	141,496	20.84 to 70.17	$4,758,472	1.42%	0.00% to 1.40%	13.27% to 14.87%
2019	148,768	18.15 to 61.76	$4,466,901	1.78%	0.00% to 1.40%	16.61% to 18.25%

Investment Grade Bond Portfolio
2023	536,993	14.19 to 36.05	$8,797,166	2.54%	0.00% to 1.40%	4.73% to 6.20%
2022	561,315	13.38 to 34.32	$8,689,179	2.15%	0.00% to 1.40%	-14.17% to -12.96%
2021	604,633	15.38 to 39.86	$10,813,805	2.16%	0.00% to 1.40%	-1.99% to -0.61%
2020	622,351	15.49 to 40.55	$11,418,430	2.16%	0.00% to 1.40%	7.87% to 9.39%
2019	618,073	14.18 to 37.48	$10,490,015	2.79%	0.00% to 1.40%	8.14% to 9.67%

Index 500 Portfolio
2023	1,848,179	42.47 to 133.77	$88,957,051	1.47%	0.00% to 1.40%	24.44% to 26.19%
2022	1,963,530	33.74 to 107.17	$75,447,163	1.38%	0.00% to 1.40%	-19.35% to -18.21%
2021	2,065,527	41.35 to 132.49	$97,504,480	1.26%	0.00% to 1.40%	26.79% to 28.58%
2020	2,192,819	32.24 to 104.18	$80,704,463	1.62%	0.00% to 1.40%	16.60% to 18.24%
2019	2,330,253	27.34 to 89.08	$72,701,567	2.00%	0.00% to 1.40%	29.52% to 31.35%

Contrafund Portfolio
2023	1,499,488	39.58 to 146.55	$78,154,461	0.50%	0.00% to 1.40%	31.60% to 33.45%
2022	1,582,666	29.73 to 111.03	$62,154,926	0.47%	0.00% to 1.40%	-27.34% to -26.31%
2021	1,666,184	40.45 to 152.34	$89,015,042	0.06%	0.00% to 1.40%	26.06% to 27.83%
2020	1,748,029	31.72 to 120.49	$73,245,701	0.24%	0.00% to 1.40%	28.75% to 30.57%
2019	1,841,210	24.36 to 93.30	$59,341,930	0.47%	0.00% to 1.40%	29.75% to 31.58%

Asset Manager: Growth Portfolio
2023	107,234	24.24 to 50.47	$3,138,089	1.79%	0.00% to 1.40%	15.10% to 16.37%
2022	113,281	20.83 to 43.85	$2,875,257	1.72%	0.00% to 1.40%	-18.03% to -16.88%
2021	120,227	25.06 to 53.33	$3,673,486	1.44%	0.00% to 1.40%	12.38% to 13.96%
2020	125,694	21.99 to 47.32	$3,396,636	1.06%	0.00% to 1.40%	15.64% to 17.27%
2019	129,451	18.75 to 40.80	$3,004,746	1.52%	0.00% to 1.40%	21.12% to 22.83%

Fidelity Variable Insurance Products
Fund III
Balanced Portfolio
2023	209,423	32.89 to 51.02	$7,443,765	1.73%	0.00% to 1.40%	19.84% to 21.53%
2022	214,916	27.13 to 42.36	$6,334,121	1.23%	0.00% to 1.40%	-19.08% to -17.94%
2021	218,257	33.15 to 52.09	$7,888,436	0.96%	0.00% to 1.40%	16.62% to 18.26%
2020	228,750	28.10 to 44.44	$6,976,989	1.36%	0.00% to 1.40%	20.69% to 22.39%
2019	232,517	23.02 to 36.64	$5,833,791	1.77%	0.00% to 1.40%	22.78% to 24.51%

Growth & Income Portfolio
2023	312,456	35.22 to 63.57	$12,957,056	1.66%	0.00% to 1.40%	17.07% to 18.72%
2022	326,897	29.74 to 54.03	$11,475,789	1.59%	0.00% to 1.40%	-6.27% to -4.95%
2021	346,276	31.37 to 57.35	$12,918,496	2.50%	0.00% to 1.40%	24.2% to 25.95%
2020	359,162	24.97 to 45.95	$10,692,900	1.90%	0.00% to 1.40%	6.35% to 7.85%
2019	374,874	23.21 to 42.99	$10,398,638	3.61%	0.00% to 1.40%	28.24% to 30.05%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth Opportunities Portfolio
2023	387,819	57.16 to 79.32	$23,654,801	0.00%	0.00% to 1.40%	43.63% to 45.65%
2022	405,099	39.44 to 54.52	$16,978,467	0.00%	0.00% to 1.40%	-39.01% to -38.15%
2021	432,673	64.08 to 88.23	$29,510,303	0.00%	0.00% to 1.40%	10.39% to 11.94%
2020	458,684	57.53 to 79.23	$28,101,102	0.01%	0.00% to 1.40%	66.32% to 68.66%
2019	484,743	34.26 to 47.49	$17,825,151	0.16%	0.00% to 1.40%	38.88% to 40.84%

American Century Variable
Portfolios, Inc.
Balanced Fund
2023	95,469	25.84 to 40.47	$2,615,555	1.92%	0.00% to 1.40%	14.79% to 16.29%
2022	97,416	22.25 to 35.08	$2,311,826	1.15%	0.00% to 1.40%	-18.41% to -17.35%
2021	101,520	26.97 to 42.78	$2,927,492	0.73%	0.00% to 1.40%	14.16% to 15.65%
2020	116,369	23.35 to 37.29	$2,908,400	1.13%	0.00% to 1.40%	10.96% to 12.41%
2019	123,394	20.80 to 33.43	$2,754,178	1.59%	0.00% to 1.40%	18.19% to 19.73%

Capital Appreciation Fund
2023	247,168	33.18 to 77.24	$9,666,430	0.00%	0.00% to 1.40%	19.02% to 20.69%
2022	263,928	27.56 to 64.70	$8,598,132	0.00%	0.00% to 1.40%	-29.11% to -28.11%
2021	281,123	38.43 to 91.00	$12,723,159	0.00%	0.00% to 1.40%	9.61% to 11.16%
2020	294,079	34.66 to 82.77	$12,000,251	0.00%	0.00% to 1.40%	40.48% to 42.46%
2019	310,640	24.39 to 58.74	$8,948,500	0.00%	0.00% to 1.40%	33.68% to 35.56%

International Fund
2023	642,344	15.42 to 29.23	$12,082,621	1.42%	0.00% to 1.40%	11.01% to 12.57%
2022	685,132	13.73 to 26.22	$11,500,573	1.28%	0.00% to 1.40%	-25.80% to -24.75%
2021	669,730	18.30 to 35.24	$15,030,782	0.16%	0.00% to 1.40%	7.24% to 8.75%
2020	700,757	16.87 to 32.76	$14,527,099	0.43%	0.00% to 1.40%	24.13% to 25.88%
2019	747,321	13.43 to 26.31	$12,322,809	0.87%	0.00% to 1.40%	26.64% to 28.42%

Value Fund
2023	754,507	32.52 to 67.48	$28,128,569	2.31%	0.00% to 1.40%	7.59% to 9.10%
2022	802,379	29.88 to 62.41	$27,519,186	2.08%	0.00% to 1.40%	-0.85% to 0.54%
2021	916,265	29.80 to 62.64	$31,213,232	1.84%	0.00% to 1.40%	22.78% to 24.51%
2020	971,485	23.99 to 50.76	$26,633,952	2.00%	0.00% to 1.40%	-0.43% to 0.98%
2019	959,509	23.82 to 50.72	$26,203,060	2.14%	0.00% to 1.40%	25.27% to 27.03%

Disciplined Core Value Fund
2023	86,141	29.83 to 41.45	$2,831,481	1.49%	0.00% to 1.40%	7.15% to 8.54%
2022	87,902	27.53 to 38.49	$2,668,312	1.72%	0.00% to 1.40%	-13.95% to -12.82%
2021	89,726	31.62 to 44.51	$3,142,744	1.11%	0.00% to 1.40%	21.93% to 23.53%
2020	101,318	25.64 to 36.32	$2,893,550	1.80%	0.00% to 1.40%	10.25% to 11.70%
2019	104,872	22.99 to 32.78	$2,683,260	2.12%	0.00% to 1.40%	22.23% to 23.83%

MFS Variable Insurance Trust
Growth Series
2023	553,184	35.52 to 71.18	$25,819,002	0.00%	0.00% to 1.40%	33.98% to 48.64%
2022	591,005	26.28 to 52.86	$20,426,688	0.00%	0.00% to 1.40%	-37.64% to -31.63%
2021	617,743	38.63 to 78.02	$31,496,968	0.00%	0.00% to 1.40%	21.82% to 23.53%
2020	670,239	31.43 to 63.73	$27,956,522	0.00%	0.00% to 1.40%	30.02% to 31.86%
2019	708,148	23.95 to 48.77	$22,462,447	0.00%	0.00% to 1.40%	36.23% to 40.80%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Investors Trust Series
2023	48,926	37.00 to 45.93	$1,927,727	0.71%	0.00% to 1.40%	17.68% to 18.86%
2022	52,421	31.18 to 38.95	$1,741,017	0.64%	0.00% to 1.40%	-17.40% to -16.57%
2021	56,150	37.42 to 47.06	$2,244,893	0.67%	0.00% to 1.40%	25.43% to 26.69%
2020	66,531	29.59 to 37.45	$2,120,018	0.58%	0.00% to 1.40%	12.29% to 13.75%
2019	70,875	26.05 to 33.18	$1,993,916	0.71%	0.00% to 1.40%	29.75% to 31.45%

New Discovery Series
2023	238,116	33.47 to 86.26	$9,421,908	0.00%	0.00% to 1.40%	12.83% to 14.41%
2022	245,925	29.29 to 76.07	$8,536,497	0.00%	0.00% to 1.40%	-30.73% to -29.76%
2021	249,954	41.73 to 109.28	$12,455,302	0.00%	0.00% to 1.40%	0.38% to 1.80%
2020	277,072	41.04 to 108.32	$13,620,209	0.00%	0.00% to 1.40%	43.86% to 45.89%
2019	322,522	28.16 to 74.92	$10,802,892	0.00%	0.00% to 1.40%	39.73% to 41.70%

Research Series
2023	145,888	40.18 to 53.76	$6,078,831	0.51%	0.00% to 1.40%	20.72% to 22.42%
2022	150,681	32.91 to 44.31	$5,171,367	0.44%	0.00% to 1.40%	-18.36% to -17.21%
2021	167,102	39.85 to 54.01	$6,991,105	0.55%	0.00% to 1.40%	23.07% to 24.80%
2020	171,154	32.01 to 43.66	$5,778,978	0.67%	0.00% to 1.40%	14.97% to 16.59%
2019	178,786	27.52 to 37.79	$5,186,039	0.82%	0.00% to 1.40%	31.10% to 32.95%

Total Return Series
2023	19,343	20.83 to 26.16	$490,220	2.03%	0.00% to 1.40%	9.24% to 10.44%
2022	20,693	19.06 to 23.71	$471,195	1.38%	0.00% to 1.40%	-10.57% to -9.58%
2021	28,800	21.32 to 26.25	$734,197	1.89%	0.00% to 1.40%	12.87% to 14.12%
2020	25,403	18.16 to 23.02	$565,673	2.19%	0.00% to 1.40%	8.29% to 9.81%
2019	24,879	16.77 to 20.99	$505,449	2.54%	0.00% to 1.40%	18.71% to 20.38%

Utilities Series
2023	177,876	21.57 to 29.73	$4,768,236	3.41%	0.00% to 1.40%	-3.47% to -2.11%
2022	191,193	22.35 to 30.40	$5,256,522	2.42%	0.00% to 1.40%	-0.64% to 0.76%
2021	185,232	22.49 to 30.21	$5,079,616	1.67%	0.00% to 1.40%	12.51% to 14.09%
2020	191,632	19.99 to 26.50	$4,606,603	2.21%	0.00% to 1.40%	4.43% to 5.90%
2019	205,937	19.15 to 25.05	$4,661,817	4.14%	0.00% to 1.40%	23.33% to 25.07%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2023	411,962	25.75 to 47.14	$12,217,871	0.92%	0.00% to 1.40%	11.62% to 13.19%
2022	444,459	22.80 to 42.02	$11,704,244	1.25%	0.00% to 1.40%	-10.70% to -9.44%
2021	466,011	25.24 to 46.82	$13,593,783	1.08%	0.00% to 1.40%	27.23% to 29.02%
2020	481,235	19.61 to 36.62	$10,893,275	1.54%	0.00% to 1.40%	1.27% to 2.70%
2019	504,600	19.15 to 35.98	$11,169,105	1.66%	0.00% to 1.40%	20.79% to 22.49%

Mid-Cap Stock Portfolio
2023	460,487	24.85 to 64.60	$13,829,335	0.46%	0.00% to 1.40%	13.82% to 15.42%
2022	481,164	21.59 to 56.25	$12,583,361	0.77%	0.00% to 1.40%	-12.45% to -11.21%
2021	514,369	24.37 to 63.67	$15,174,124	0.60%	0.00% to 1.40%	26.91% to 28.70%
2020	549,186	18.99 to 49.72	$12,586,013	0.99%	0.00% to 1.40%	1.07% to 2.50%
2019	549,734	18.57 to 48.76	$12,319,022	0.94%	0.00% to 1.40%	20.94% to 22.64%

International Opportunities Portfolio
2020	0	0.00 to 0.00	$0	1.96%	0.00% to 1.40%	n/a
2019	0	0.00 to 0.00	$0	1.96%	0.00% to 1.40%	n/a

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dividend Growth Portfolio
2023	104,406	29.89 to 40.80	$4,023,398	0.40%	0.00% to 1.40%	14.72% to 16.33%
2022	33,141	26.05 to 35.07	$1,091,250	0.55%	0.00% to 1.40%	-14.75% to -13.55%
2021	86,864	30.56 to 40.57	$3,326,462	1.00%	0.00% to 1.40%	23.87% to 25.62%
2020	34,127	24.67 to 32.29	$1,035,964	0.85%	0.00% to 1.40%	13.81% to 15.42%
2019	42,045	21.68 to 27.98	$1,105,999	1.64%	0.00% to 1.40%	24.69% to 26.45%

Alger Fund
Large Cap Growth Portfolio
2023	406,004	29.85 to 44.17	$16,850,393	0.00%	0.00% to 1.40%	30.83% to 32.67%
2022	416,259	22.70 to 33.53	$13,038,441	0.00%	0.00% to 1.40%	-39.51% to -38.65%
2021	412,677	37.34 to 55.43	$21,038,305	0.00%	0.00% to 1.40%	10.29% to 11.84%
2020	470,376	33.69 to 50.26	$21,393,187	0.17%	0.00% to 1.40%	64.71% to 67.03%
2019	490,612	20.35 to 30.51	$13,468,985	0.00%	0.00% to 1.40%	25.66% to 27.43%

Mid Cap Growth Portfolio
2023	276,715	24.55 to 35.44	$8,607,664	0.00%	0.00% to 1.40%	21.47% to 23.17%
2022	293,949	19.98 to 28.80	$7,411,372	0.00%	0.00% to 1.40%	-36.96% to -36.07%
2021	334,421	31.34 to 45.42	$13,052,006	0.00%	0.00% to 1.40%	2.75% to 4.20%
2020	382,485	30.15 to 44.07	$14,136,402	0.00%	0.00% to 1.40%	62.34% to 64.63%
2019	408,007	18.36 to 27.07	$9,122,949	0.00%	0.00% to 1.40%	28.45% to 30.26%

Capital Appreciation Portfolio
2023	401,152	44.33 to 73.90	$21,100,141	0.00%	0.00% to 1.40%	41.15% to 43.13%
2022	423,971	31.25 to 52.35	$15,597,775	0.00%	0.00% to 1.40%	-37.40% to -36.52%
2021	447,793	49.68 to 83.64	$25,903,632	0.00%	0.00% to 1.40%	17.47% to 19.13%
2020	468,504	42.08 to 71.20	$22,785,396	0.00%	0.00% to 1.40%	39.78% to 41.75%
2019	482,934	29.95 to 50.94	$16,603,042	0.00%	0.00% to 1.40%	31.85% to 33.70%

SmallCap Growth Portfolio
2023	245,186	25.85 to 39.34	$7,201,873	0.00%	0.00% to 1.40%	14.88% to 16.37%
2022	262,472	22.39 to 34.25	$6,618,550	0.00%	0.00% to 1.40%	-38.88% to -38.08%
2021	270,953	36.44 to 56.03	$11,029,957	0.00%	0.00% to 1.40%	-7.37% to -6.15%
2020	295,710	39.15 to 60.48	$12,846,394	1.02%	0.00% to 1.40%	64.83% to 66.98%
2019	315,107	23.63 to 36.69	$8,208,223	0.00%	0.00% to 1.40%	27.54% to 29.21%

Invesco Variable Insurance Funds
Diversified Dividend Fund
2023	68,081	14.56 to 30.61	$1,670,422	1.90%	0.00% to 1.40%	7.53% to 9.04%
2022	82,513	13.54 to 28.10	$1,848,401	1.91%	0.00% to 1.40%	-3.04% to -1.68%
2021	80,285	13.97 to 28.61	$1,808,409	2.10%	0.00% to 1.40%	17.24% to 18.89%
2020	91,298	11.91 to 24.09	$1,720,698	2.89%	0.00% to 1.40%	-1.25% to 0.14%
2019	89,756	12.06 to 24.08	$1,719,532	7.73%	0.00% to 1.40%	23.35% to 25.09%

Health Care Fund
2023	56,924	22.81 to 42.41	$1,905,143	0.00%	0.00% to 1.40%	1.59% to 3.02%
2022	61,106	22.19 to 41.38	$2,008,499	0.00%	0.00% to 1.40%	-14.52% to -13.32%
2021	63,146	25.67 to 47.97	$2,399,571	0.20%	0.00% to 1.40%	10.74% to 12.30%
2020	64,904	22.91 to 42.93	$2,200,291	0.29%	0.00% to 1.40%	12.87% to 14.46%
2019	70,860	20.07 to 37.70	$2,096,811	0.04%	0.00% to 1.40%	30.66% to 32.50%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Equity Fund
2023	326,625	14.35 to 21.15	$6,340,156	0.20%	0.00% to 1.40%	16.51% to 18.15%
2022	354,858	12.32 to 17.92	$5,842,085	1.60%	0.00% to 1.40%	-19.44% to -18.31%
2021	357,618	15.29 to 21.96	$7,215,931	1.30%	0.00% to 1.40%	4.42% to 5.89%
2020	355,667	14.64 to 20.76	$6,775,220	2.12%	0.00% to 1.40%	12.41% to 14.00%
2019	375,176	13.03 to 18.23	$6,283,354	1.58%	0.00% to 1.40%	26.79% to 28.57%

VanEck Worldwide Insurance Trust
Global Resources Fund
2023	1,040,751	7.83 to 36.05	$9,823,663	2.72%	0.00% to 1.40%	-4.92% to -3.58%
2022	1,069,935	8.12 to 37.58	$10,540,772	1.74%	0.00% to 1.40%	6.89% to 8.39%
2021	1,168,478	7.49 to 34.84	$10,635,402	0.45%	0.00% to 1.40%	17.27% to 18.92%
2020	1,315,995	6.30 to 29.45	$10,079,504	0.76%	0.00% to 1.40%	17.46% to 19.11%
2019	1,323,205	5.29 to 24.85	$8,582,226	0.00%	0.00% to 1.40%	10.31% to 11.87%

PIMCO Variable Insurance Trust
Total Return Portfolio
2023	1,407,291	13.57 to 19.01	$20,927,351	3.46%	0.00% to 1.40%	4.46% to 5.93%
2022	1,493,642	12.82 to 18.04	$20,990,791	2.53%	0.00% to 1.40%	-15.49% to -14.30%
2021	1,513,757	14.98 to 21.15	$24,886,779	1.81%	0.00% to 1.40%	-2.64% to -1.27%
2020	1,420,724	15.19 to 21.53	$23,655,109	2.13%	0.00% to 1.40%	7.14% to 8.65%
2019	1,474,824	13.99 to 19.92	$22,616,633	3.05%	0.00% to 1.40%	6.86% to 8.36%

Low Duration Portfolio
2023	105,284	11.87 to 14.50	$1,382,156	3.57%	0.00% to 1.40%	3.52% to 4.87%
2022	106,603	11.32 to 13.88	$1,335,215	1.62%	0.00% to 1.40%	-7.05% to -5.83%
2021	116,125	12.02 to 14.80	$1,546,433	0.52%	0.00% to 1.40%	-2.31% to -1.03%
2020	125,363	12.15 to 15.02	$1,690,517	1.20%	0.00% to 1.40%	1.56% to 2.89%
2019	133,542	11.81 to 14.65	$1,753,124	2.78%	0.00% to 1.40%	2.59% to 3.93%

High Yield Portfolio
2023	98,391	19.79 to 29.37	$2,057,599	5.57%	0.00% to 1.40%	10.66% to 12.22%
2022	102,947	17.65 to 26.30	$1,923,399	4.59%	0.00% to 1.40%	-11.53% to -10.28%
2021	123,067	19.70 to 29.46	$2,555,114	3.90%	0.00% to 1.40%	2.19% to 3.63%
2020	133,735	19.03 to 28.57	$2,684,424	3.95%	0.00% to 1.40%	4.28% to 5.75%
2019	163,895	18.01 to 27.16	$3,100,802	4.25%	0.00% to 1.40%	13.15% to 14.74%

Real Return Portfolio
2023	216,573	14.12 to 19.37	$3,313,390	3.01%	0.00% to 1.40%	2.23% to 3.67%
2022	224,040	13.64 to 18.78	$3,311,453	6.78%	0.00% to 1.40%	-13.13% to -11.90%
2021	241,840	15.49 to 21.42	$4,051,736	4.86%	0.00% to 1.40%	4.12% to 5.59%
2020	260,169	14.69 to 20.39	$4,150,452	1.44%	0.00% to 1.40%	10.16% to 11.71%
2019	268,746	13.16 to 18.34	$3,849,299	1.68%	0.00% to 1.40%	6.94% to 8.44%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2023	155,225	23.37 to 37.61	$5,332,678	1.00%	0.00% to 1.40%	17.62% to 19.28%
2022	160,651	19.87 to 31.53	$4,627,819	0.29%	0.00% to 1.40%	-20.50% to -19.38%
2021	168,101	24.99 to 39.11	$6,006,725	0.49%	0.00% to 1.40%	22.07% to 23.79%
2020	175,586	20.47 to 31.59	$5,087,369	0.20%	0.00% to 1.40%	7.07% to 8.58%
2019	171,814	19.12 to 29.09	$4,593,690	0.50%	0.00% to 1.40%	23.11% to 24.84%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Large Cap Value Fund
2023	175,097	19.55 to 31.29	$4,954,412	1.69%	0.00% to 1.40%	11.45% to 13.01%
2022	193,238	17.54 to 27.71	$4,833,989	1.26%	0.00% to 1.40%	-7.67% to -6.37%
2021	217,832	19.00 to 29.63	$5,836,214	1.20%	0.00% to 1.40%	22.41% to 24.13%
2020	228,264	15.52 to 23.89	$4,930,362	1.31%	0.00% to 1.40%	2.53% to 3.98%
2019	218,338	15.14 to 23.00	$4,553,057	1.52%	0.00% to 1.40%	24.18% to 25.93%

Neuberger Berman Advisors Management Trust
AMT Mid Cap Intrinsic Value Portfolio
2023	84,778	22.04 to 28.71	$2,370,582	1.01%	0.00% to 1.40%	9.46% to 11.00%
2022	93,392	20.14 to 25.89	$2,356,155	0.56%	0.00% to 1.40%	-11.01% to -9.75%
2021	107,865	22.63 to 28.71	$3,010,405	0.67%	0.00% to 1.40%	30.95% to 32.8%
2020	107,850	17.28 to 21.64	$2,281,343	0.92%	0.00% to 1.40%	-3.97% to -2.62%
2019	97,543	18.00 to 22.25	$2,114,942	0.77%	0.00% to 1.40%	15.12% to 16.74%

Profunds VP
Japan
2023	31,771	12.79 to 26.50	$569,568	0.00%	0.00% to 1.40%	33.04% to 34.51%
2022	9,813	9.93 to 19.72	$141,913	0.00%	0.00% to 1.40%	-10.73% to -9.92%
2021	8,636	11.12 to 21.92	$139,218	0.00%	0.00% to 1.40%	2.96% to 3.89%
2020	9,311	10.80 to 21.12	$148,376	0.12%	0.00% to 1.40%	14.89% to 15.93%
2019	32,663	8.83 to 18.24	$464,480	0.05%	0.00% to 1.40%	18.33% to 20.00%

Energy
2023	267,689	9.92 to 15.83	$3,196,672	2.12%	0.00% to 1.40%	-3.85% to -2.49%
2022	311,477	10.17 to 16.25	$3,919,011	1.36%	0.00% to 1.40%	57.22% to 59.43%
2021	229,178	6.38 to 10.20	$1,835,074	1.93%	0.00% to 1.40%	49.82% to 51.93%
2020	203,981	4.20 to 6.72	$1,057,598	2.04%	0.00% to 1.40%	-35.37% to -34.46%
2019	160,061	6.41 to 10.26	$1,270,686	1.51%	0.00% to 1.40%	7.01% to 8.52%

Small-Cap Value
2023	45,801	19.73 to 29.63	$1,315,504	0.02%	0.00% to 1.40%	11.37% to 12.94%
2022	49,974	17.71 to 26.24	$1,264,127	0.00%	0.00% to 1.40%	-13.63% to -12.41%
2021	52,812	20.51 to 29.96	$1,531,056	0.10%	0.00% to 1.40%	26.77% to 28.56%
2020	71,495	16.18 to 23.30	$1,621,964	0.02%	0.00% to 1.40%	-0.34% to 1.06%
2019	47,238	16.23 to 23.06	$1,068,408	0.00%	0.00% to 1.40%	20.86% to 22.56%

Ultra Mid-Cap
2023	60,622	27.31 to 56.70	$2,576,012	0.00%	0.00% to 1.40%	20.52% to 22.21%
2022	64,813	22.66 to 46.44	$2,246,173	0.00%	0.00% to 1.40%	-33.11% to -32.17%
2021	71,036	33.88 to 68.54	$3,611,173	0.00%	0.00% to 1.40%	44.63% to 46.67%
2020	73,597	23.42 to 46.78	$2,586,371	0.17%	0.00% to 1.40%	3.75% to 5.22%
2019	78,654	22.58 to 44.50	$2,637,488	0.00%	0.00% to 1.40%	45.73% to 47.79%

Vanguard Variable Insurance Funds
Balanced
2023	108,107	25.46 to 31.65	$3,305,780	2.05%	0.00% to 1.40%	12.74% to 14.33%
2022	114,889	22.58 to 27.69	$3,080,618	1.69%	0.00% to 1.40%	-15.49% to -14.30%
2021	104,684	26.73 to 32.31	$3,284,992	1.69%	0.00% to 1.40%	17.36% to 19.02%
2020	101,992	22.77 to 27.14	$2,693,354	2.61%	0.00% to 1.40%	9.14% to 10.68%
2019	110,252	20.86 to 24.53	$2,632,371	2.86%	0.00% to 1.40%	20.78% to 22.48%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Total Bond Market Index
2023	67,764	12.17 to 15.13	$950,460	2.37%	0.00% to 1.40%	4.11% to 5.58%
2022	67,803	11.69 to 14.33	$901,700	2.04%	0.00% to 1.40%	-14.42% to -13.21%
2021	75,136	13.66 to 16.52	$1,147,809	2.08%	0.00% to 1.40%	-3.08% to -1.72%
2020	83,982	14.10 to 16.80	$1,300,430	2.76%	0.00% to 1.40%	6.09% to 7.58%
2019	99,238	13.29 to 15.62	$1,458,717	2.46%	0.00% to 1.40%	7.16% to 8.67%

High Yield Bond
2023	33,961	18.72 to 23.28	$760,509	4.85%	0.00% to 1.40%	10.12% to 11.67%
2022	35,145	17.00 to 20.84	$704,817	4.93%	0.00% to 1.40%	-10.62% to -9.36%
2021	37,133	19.02 to 23.00	$821,462	4.06%	0.00% to 1.40%	2.24% to 3.68%
2020	34,272	18.61 to 22.18	$730,476	5.38%	0.00% to 1.40%	4.20% to 5.67%
2019	33,375	17.86 to 20.99	$671,937	5.88%	0.00% to 1.40%	14.07% to 15.67%

International
2023	755,562	18.18 to 27.68	$18,177,725	1.60%	0.00% to 1.40%	13.06% to 14.65%
2022	804,137	16.08 to 24.16	$16,897,950	1.13%	0.00% to 1.40%	-31.09% to -30.12%
2021	720,639	23.34 to 34.61	$21,669,824	0.29%	0.00% to 1.40%	-2.91% to -1.54%
2020	819,294	24.04 to 35.19	$25,022,005	1.14%	0.00% to 1.40%	55.39% to 57.58%
2019	936,328	15.47 to 22.35	$18,214,925	1.41%	0.00% to 1.40%	29.39% to 31.22%

Mid-Cap Index
2023	306,585	31.01 to 40.21	$11,870,143	1.41%	0.00% to 1.40%	14.22% to 15.83%
2022	322,378	27.15 to 34.75	$10,789,707	1.06%	0.00% to 1.40%	-19.95% to -18.82%
2021	340,443	33.91 to 42.84	$14,048,130	1.14%	0.00% to 1.40%	22.63% to 24.36%
2020	371,612	27.65 to 34.49	$12,344,308	1.35%	0.00% to 1.40%	16.43% to 18.07%
2019	376,376	23.75 to 29.24	$10,591,529	1.56%	0.00% to 1.40%	29.05% to 30.87%

Real Estate Index
2023	128,602	20.66 to 27.02	$3,307,346	2.35%	0.00% to 1.40%	10.15% to 11.70%
2022	129,463	18.76 to 24.21	$2,986,466	1.80%	0.00% to 1.40%	-27.32% to -26.30%
2021	142,731	25.81 to 32.88	$4,473,457	1.97%	0.00% to 1.40%	38.26% to 40.21%
2020	141,612	18.67 to 23.48	$3,170,257	2.28%	0.00% to 1.40%	-6.18% to -4.85%
2019	142,992	19.90 to 24.70	$3,372,934	2.95%	0.00% to 1.40%	27.02% to 28.81%

Small Company Growth
2023	215,303	35.95 to 44.69	$9,032,118	0.41%	0.00% to 1.40%	17.99% to 19.65%
2022	228,033	30.47 to 37.35	$8,004,179	0.24%	0.00% to 1.40%	-26.39% to -25.35%
2021	230,633	41.39 to 50.04	$10,869,677	0.40%	0.00% to 1.40%	12.63% to 14.22%
2020	256,273	36.75 to 43.81	$10,584,948	0.56%	0.00% to 1.40%	21.47% to 23.18%
2019	259,301	30.26 to 35.56	$8,694,405	0.52%	0.00% to 1.40%	26.33% to 28.11%

Short Term Investment Grade
2023	38,872	12.55 to 14.90	$529,694	2.07%	0.00% to 1.40%	5.00% to 6.16%
2022	40,233	11.45 to 14.04	$515,480	1.53%	0.00% to 1.40%	-7.03% to -5.72%
2021	38,786	12.32 to 14.89	$528,997	2.03%	0.00% to 1.40%	-1.84% to -0.45%
2020	42,948	12.55 to 14.96	$589,871	2.75%	0.00% to 1.40%	4.03% to 5.49%
2019	49,085	12.06 to 14.18	$637,505	2.70%	0.00% to 1.40%	4.22% to 5.69%

Total Stock Market Index
2023	124,467	35.87 to 47.91	$5,518,679	1.16%	0.00% to 1.40%	24.21% to 25.95%
2022	124,222	28.88 to 38.08	$4,363,412	1.29%	0.00% to 1.40%	-20.71% to -19.59%
2021	131,792	36.43 to 47.40	$5,792,152	1.20%	0.00% to 1.40%	23.89% to 25.64%
2020	135,346	29.40 to 37.77	$4,738,522	1.62%	0.00% to 1.40%	18.88% to 20.55%
2019	151,784	24.73 to 31.36	$4,418,524	1.56%	0.00% to 1.40%	28.93% to 30.75%

Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

*    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
**    The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
***    The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account satisfies the current requirements of the regulations.